10. Deferred and recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred And Recoverable Taxes Details
Prepaid and recoverable income taxes	R$ 268,428	R$ 66,786
Withholding income tax (IRRF)	4,744	7,308
PIS and COFINS	163,921	408
Withholding tax of public institutions	6,812	6,127
Value added tax (IVA)	5,649	5,431
Other	7,115	4,195
Total	456,669	90,255
Current	360,796	83,210
Noncurrent	R$ 95,873	R$ 7,045